Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 260,149	$ (12,261,549)
Adjustments to reconcile net income\loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(28,458)	(10,751)
Transaction costs		1,021,001
Excess of fair value of Private Placement Warrants	(445,665)	11,211,642
Changes in current assets and current liabilities:
Prepaid expenses and other current assets	38,807	(185,011)
Accounts payable	68,815	125,000
Due to related party	(2,500)	2,500
Net cash used in operating activities	(108,852)	(97,168)
Cash Flows from Investing Activities:
Purchase of investments held in Trust Account		(166,232,863)
Net cash used in investing activities		(166,232,863)
Cash Flows from Financing activities:
Proceeds from Initial Public Offering, net of underwriter's fees		160,500,696
Proceeds from private placement		7,732,168
Proceeds from issuance of promissory note to related party		30,000
Repayment of promissory note to related party		(30,000)
Payment of offering costs		(607,453)
Net cash provided by financing activities		167,625,411
Net change in cash	(108,852)	1,295,380
Cash - Beginning	1,295,380	0
Cash - Ending	1,186,528	1,295,380
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$ (260,145)	(21,295)
Deferred underwriting commissions charged to additional paid-in capital		5,732,168
Initial classification of warrant liability		36,549,753
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Ordinary shares redemption period one [Member]
Supplemental Disclosure of Non-cash Financing Activities:
Value of Class A ordinary shares subject to possible redemption		120,335,873
Ordinary shares redemption period two [Member]
Supplemental Disclosure of Non-cash Financing Activities:
Value of Class A ordinary shares subject to possible redemption		$ 120,314,578